NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling shareholders					¥ (32,500)
Net loss attributable to non-controlling interest			¥ 27,819	$ 4,365		¥ 2,221
Additional Paid-in Capital
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling shareholders	¥ 19,228				19,228
Non-controlling Interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling shareholders	¥ 51,728				¥ (51,728)
1 Pharmacy Technology
Noncontrolling Interest [Line Items]
Shares issued | shares		32,500,000
Issuance Price		¥ 32,500
Vesting with in Two years
Noncontrolling Interest [Line Items]
Vesting shares (as a percentage)		50.00%
Vesting Over Two Years thereafter
Noncontrolling Interest [Line Items]
Vesting shares (as a percentage)		50.00%